Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 5,139	$ 5,139	$ 5,147
Provision for credit losses			2,772	1,561
Net write-offs			(1,559)	(1,448)
Other, including foreign currency adjustment			(277)	108
Provision for credit losses
Balance at end of period	$ 6,075		6,075	5,368
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		5,077	5,077	5,065
Provision for credit losses
Balance at end of period	6,005		6,005	5,295
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		6	6	8
Provision for credit losses
Balance at end of period	34		34	10
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		56	56	74
Provision for credit losses
Balance at end of period	36		36	63
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	639	680	680	678
Provision for credit losses			176	59
Net write-offs			(38)	(30)
Other, including foreign currency adjustment			(112)	27
Provision for credit losses
Remeasurement	115	16	131
Newly originated or purchased financial assets	13	6	19
Derecognition of financial assets and maturities	(2)	(2)	(4)
Changes in models and methodologies		30	30
Gross write-offs	(17)	(30)	(47)
Recoveries	2	7	9
Foreign exchange and other movements	(44)	(68)	(112)
Balance at end of period	706	639	706	734
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		680	680
Provision for credit losses
Balance at end of period	706		706	734
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	2,090	2,065	2,065	2,109
Provision for credit losses			1,230	729
Net write-offs			(773)	(776)
Other, including foreign currency adjustment			(77)	55
Provision for credit losses
Remeasurement	676	351	1,027
Newly originated or purchased financial assets	140	98	238
Derecognition of financial assets and maturities	(49)	(51)	(100)
Changes in models and methodologies		65	65
Gross write-offs	(412)	(476)	(888)
Recoveries	49	66	115
Foreign exchange and other movements	(49)	(28)	(77)
Balance at end of period	2,445	2,090	2,445	2,117
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,065	2,065
Provision for credit losses
Balance at end of period	2,445		2,445	2,117
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,244	1,255	1,255	1,213
Provision for credit losses			832	648
Net write-offs			(583)	(537)
Other, including foreign currency adjustment			(22)	36
Provision for credit losses
Remeasurement	503	253	756
Newly originated or purchased financial assets	56	46	102
Derecognition of financial assets and maturities	(30)	(31)	(61)
Changes in models and methodologies		35	35
Gross write-offs	(317)	(361)	(678)
Recoveries	38	57	95
Foreign exchange and other movements	(12)	(10)	(22)
Balance at end of period	1,482	1,244	1,482	1,360
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,255	1,255
Provision for credit losses
Balance at end of period	1,482		1,482	1,360
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,139	1,139	1,147
Provision for credit losses			534	125
Net write-offs			(165)	(105)
Other, including foreign currency adjustment			(66)	(10)
Provision for credit losses
Remeasurement	376	96	472
Newly originated or purchased financial assets	81	39	120
Derecognition of financial assets and maturities	(51)	(44)	(95)
Changes in models and methodologies	(1)	22	21
Gross write-offs	(82)	(96)	(178)
Recoveries	7	6	13
Foreign exchange and other movements	(20)	(58)	(78)
Balance at end of period including off-balance sheet exposures	1,408	1,098	1,408
Less: Allowance for credits losses on off-balance sheet exposures	(36)	(50)	(36)
Balance at end of period	1,442		1,442	1,157
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,098	1,133	1,133
Provision for credit losses
Balance at end of period		1,098
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,048
Provision for credit losses
Balance at end of period	1,372	1,048	1,372
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,077	1,077
Provision for credit losses
Balance at end of period	1,372		1,372	1,084
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,312	1,312
Provision for credit losses
Balance at end of period	1,603		1,603	1,353
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	133	126	126
Provision for credit losses
Remeasurement	29	(8)	21
Newly originated or purchased financial assets	13	6	19
Changes in models and methodologies		7	7
Transfer to (from)stage 1	16	15	31
Transfer to (from)stage 2	(4)	(5)	(9)
Foreign exchange and other movements	(34)	(8)	(42)
Balance at end of period	153	133	153
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		126	126
Provision for credit losses
Balance at end of period	153		153	129
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	619	609	609
Provision for credit losses
Remeasurement	(31)	(142)	(173)
Newly originated or purchased financial assets	140	98	238
Derecognition of financial assets and maturities	(21)	(24)	(45)
Changes in models and methodologies		16	16
Transfer to (from)stage 1	116	131	247
Transfer to (from)stage 2	(78)	(51)	(129)
Transfer to (from)stage 3	(1)	(1)	(2)
Foreign exchange and other movements	(28)	(17)	(45)
Balance at end of period	716	619	716
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		609	609
Provision for credit losses
Balance at end of period	716		716	609
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	407	424	424
Provision for credit losses
Remeasurement	(19)	(75)	(94)
Newly originated or purchased financial assets	56	46	102
Derecognition of financial assets and maturities	(15)	(16)	(31)
Changes in models and methodologies		6	6
Transfer to (from)stage 1	68	62	130
Transfer to (from)stage 2	(42)	(34)	(76)
Foreign exchange and other movements	(3)	(6)	(9)
Balance at end of period	452	407	452
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		424	424
Provision for credit losses
Balance at end of period	452		452	458
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	60	(15)	45
Newly originated or purchased financial assets	81	39	120
Derecognition of financial assets and maturities	(45)	(32)	(77)
Changes in models and methodologies		13	13
Transfer to (from)stage 1	14	8	22
Transfer to (from)stage 2	(3)	(3)	(6)
Transfer to (from)stage 3		(2)	(2)
Foreign exchange and other movements	2	(2)
Balance at end of period including off-balance sheet exposures	306	197	306
Less: Allowance for credits losses on off-balance sheet exposures	(24)	(37)	(24)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	197	191	191
Provision for credit losses
Balance at end of period		197
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	160
Provision for credit losses
Balance at end of period	282	160	282
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		153	153
Provision for credit losses
Balance at end of period	282		282	157
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,170	2,170
Provision for credit losses
Balance at end of period	2,759		2,759	2,273
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	218	229	229
Provision for credit losses
Remeasurement	48	10	58
Derecognition of financial assets and maturities	(2)	(2)	(4)
Changes in models and methodologies		6	6
Transfer to (from)stage 1	(12)	(13)	(25)
Transfer to (from)stage 2	27	24	51
Transfer to (from)stage 3	(12)	(11)	(23)
Foreign exchange and other movements	(10)	(25)	(35)
Balance at end of period	257	218	257
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		229	229
Provision for credit losses
Balance at end of period	257		257	237
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	878	865	865
Provision for credit losses
Remeasurement	360	151	511
Derecognition of financial assets and maturities	(28)	(27)	(55)
Changes in models and methodologies		33	33
Transfer to (from)stage 1	(114)	(128)	(242)
Transfer to (from)stage 2	96	68	164
Transfer to (from)stage 3	(87)	(89)	(176)
Foreign exchange and other movements	(23)	5	(18)
Balance at end of period	1,082	878	1,082
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		865	865
Provision for credit losses
Balance at end of period	1,082		1,082	881
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	837	831	831
Provision for credit losses
Remeasurement	312	123	435
Derecognition of financial assets and maturities	(15)	(15)	(30)
Changes in models and methodologies		29	29
Transfer to (from)stage 1	(68)	(62)	(130)
Transfer to (from)stage 2	42	34	76
Transfer to (from)stage 3	(73)	(78)	(151)
Foreign exchange and other movements	(5)	(25)	(30)
Balance at end of period	1,030	837	1,030
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		831	831
Provision for credit losses
Balance at end of period	1,030		1,030	902
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	173	9	182
Derecognition of financial assets and maturities	(3)	(7)	(10)
Changes in models and methodologies	(1)	9	8
Transfer to (from)stage 1	(14)	(8)	(22)
Transfer to (from)stage 2	3	3	6
Transfer to (from)stage 3	(6)	(4)	(10)
Foreign exchange and other movements	1	(16)	(15)
Balance at end of period including off-balance sheet exposures	402	249	402
Less: Allowance for credits losses on off-balance sheet exposures	(12)	(13)	(12)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	249	263	263
Provision for credit losses
Balance at end of period		249
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	236
Provision for credit losses
Balance at end of period	390	236	390
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		245	245
Provision for credit losses
Balance at end of period	390		390	253
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,595	1,595
Provision for credit losses
Balance at end of period	1,643		1,643	1,669
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	288	325	325
Provision for credit losses
Remeasurement	38	14	52
Changes in models and methodologies		17	17
Transfer to (from)stage 1	(4)	(2)	(6)
Transfer to (from)stage 2	(23)	(19)	(42)
Transfer to (from)stage 3	12	11	23
Gross write-offs	(17)	(30)	(47)
Recoveries	2	7	9
Foreign exchange and other movements		(35)	(35)
Balance at end of period	296	288	296
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		325	325
Provision for credit losses
Balance at end of period	296		296	368
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	593	591	591
Provision for credit losses
Remeasurement	347	342	689
Changes in models and methodologies		16	16
Transfer to (from)stage 1	(2)	(3)	(5)
Transfer to (from)stage 2	(18)	(17)	(35)
Transfer to (from)stage 3	88	90	178
Gross write-offs	(412)	(476)	(888)
Recoveries	49	66	115
Foreign exchange and other movements	2	(16)	(14)
Balance at end of period	647	593	647
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		591	591
Provision for credit losses
Balance at end of period	647		647	627
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	210	205	415
Transfer to (from)stage 3	73	78	151
Gross write-offs	(317)	(361)	(678)
Recoveries	38	57	95
Foreign exchange and other movements	(4)	21	17
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	143	102	245
Derecognition of financial assets and maturities	(3)	(5)	(8)
Transfer to (from)stage 3	6	6	12
Gross write-offs	(82)	(96)	(178)
Recoveries	7	6	13
Foreign exchange and other movements	(23)	(40)	(63)
Balance at end of period including off-balance sheet exposures	700	652	700
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	652	679	679
Provision for credit losses
Balance at end of period		652
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	652
Provision for credit losses
Balance at end of period	700	652	700
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 679	679
Provision for credit losses
Balance at end of period	$ 700		$ 700	$ 674